Benefit Plans - Summary of Weighted Average Assumptions Used to Determine Projected Benefit Obligations (Details) - OneMain Holdings, Inc. [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Discount rate	4.04%	4.26%
Discount rate	4.26%	3.89%
Expected return on assets	5.27%	5.27%
Rate of compensation increase	0.00%	0.00%
Other Postretirement Benefit Plan [Member]
Discount rate		3.45%
Discount rate	0.00%	3.80%